Operating Segments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The details of operating income by each segment are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Subtotal	Adjustments	Total
Net Interest income
Interest income	1,703,521	1,638,747	74,670	5,687	323,443	747,596	4,493,664	149,752	4,643,416
Interest expense	(499,830)	(994,523)	(92)	—	(75,716)	(458,733)	(2,028,894)	149,952	(1,878,942)
Inter-segment	(274,405)	323,139	(77,656)	10,259	—	18,663	—	—	—

	929,286	967,363	(3,078)	15,946	247,727	307,526	2,464,770	299,704	2,764,474

Net non-interest income
Non-interest income	405,145	432,262	137,031	4,765,167	605,165	516,766	6,861,536	(236,269)	6,625,267
Non-interest expense	(127,357)	(183,814)	(40,188)	(4,725,584)	(562,210)	(218,710)	(5,857,863)	(182,141)	(6,040,004)
Inter-segment	78,522	36,407	—	—	—	(114,929)	—	—	—

	356,310	284,855	96,843	39,583	42,955	183,127	1,003,673	(418,410)	585,263

Other income (expense) Administrative expense	(875,328)	(403,216)	(5,689)	(7,852)	(83,575)	(327,244)	(1,702,904)	135,566	(1,567,338)
Reversal of allowance for credit loss and impairment losses due to credit loss	(53,008)	109,283	52,244	(3,268)	(113,960)	62,729	54,020	(28,704)	25,316

	(928,336)	(293,933)	46,555	(11,120)	(197,535)	(264,515)	(1,648,884)	106,862	(1,542,022)

Operating income (expenses)	357,260	958,285	140,320	44,409	93,147	226,138	1,819,559	(11,844)	1,807,715
Non-operating income (expenses)	(9,889)	671	17,411	—	(2,988)	17,615	22,820	(29,003)	(6,183)
Net income before income tax expense	347,371	958,956	157,731	44,409	90,159	243,753	1,842,379	(40,847)	1,801,532
Income tax expense	(95,528)	(260,186)	(43,377)	(12,212)	(22,541)	(52,320)	(486,164)	948	(485,216)

Net income	251,843	698,770	114,354	32,197	67,618	191,433	1,356,215	(39,899)	1,316,316

	For the six months ended June 30, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Subtotal	Adjustments	Total
Net Interest income
Interest income	1,539,729	1,456,198	72,232	8,938	288,648	668,644	4,034,389	155,195	4,189,584
Interest expense	(480,814)	(818,422)	(126)	—	(65,600)	(411,449)	(1,776,411)	137,147	(1,639,264)
Inter-segment	(248,116)	229,029	(66,693)	8,324	—	77,456	—	—	—

	810,799	866,805	5,413	17,262	223,048	334,651	2,257,978	292,342	2,550,320

Net non-interest income
Non-interest income	424,214	333,646	212,107	4,991,598	566,107	1,129,696	7,657,368	(126,727)	7,530,641
Non-interest expense	(146,630)	(82,261)	(121,238)	(4,968,840)	(520,469)	(862,571)	(6,702,009)	(240,504)	(6,942,513)
Inter-segment	45,402	29,680	—	—	—	(75,082)	—	—	—

	322,986	281,065	90,869	22,758	45,638	192,043	955,359	(367,231)	588,128

	For the six months ended June 30, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Subtotal	Adjustments	Total
Other income (expense)
General and administrative expense	(869,732)	(402,661)	(5,696)	(7,721)	(77,909)	(298,578)	(1,662,297)	123,870	(1,538,427)
Reversal of allowance for credit loss and impairment losses due to credit loss	(45,964)	(128,685)	31,311	22,135	(106,698)	152,836	(75,065)	(40,728)	(115,793)

	(915,696)	(531,346)	25,615	14,414	(184,607)	(145,742)	(1,737,362)	83,142	(1,654,220)

Operating income	218,089	616,524	121,897	54,434	84,079	380,952	1,475,975	8,253	1,484,228
Non-operating income (expense)	8,862	(3,122)	22,581	—	(2,399)	(26,180)	(258)	(54,022)	(54,280)

Net income before income tax expense	226,951	613,402	144,478	54,434	81,680	354,772	1,475,717	(45,769)	1,429,948
Income tax expense	(54,923)	(139,138)	(34,964)	(13,173)	(19,816)	(50,841)	(312,855)	(8,078)	(320,933)

Net income	172,028	474,264	109,514	41,261	61,864	303,931	1,162,862	(53,847)	1,109,015